STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Series 20 Limited partners	Series 20 General partner	Series 20	Series 21 Limited partners	Series 21 General partner	Series 21	Series 22 Limited partners	Series 22 General partner	Series 22	Series 23 Limited partners	Series 23 General partner	Series 23	Series 24 Limited partners	Series 24 General partner	Series 24	Series 25 Limited partners	Series 25 General partner	Series 25	Series 26 Limited partners	Series 26 General partner	Series 26	Series 27 Limited partners	Series 27 General partner	Series 27	Series 28 Limited partners	Series 28 General partner	Series 28	Series 29 Limited partners	Series 29 General partner	Series 29	Series 30 Limited partners	Series 30 General partner	Series 30	Series 31 Limited partners	Series 31 General partner	Series 31	Series 32 Limited partners	Series 32 General partner	Series 32	Series 33 Limited partners	Series 33 General partner	Series 33	Series 34 Limited partners	Series 34 General partner	Series 34	Series 35 Limited partners	Series 35 General partner	Series 35	Series 36 Limited partners	Series 36 General partner	Series 36	Series 37 Limited partners	Series 37 General partner	Series 37	Series 38 Limited partners	Series 38 General partner	Series 38	Series 39 Limited partners	Series 39 General partner	Series 39	Series 40 Limited partners	Series 40 General partner	Series 40	Series 41 Limited partners	Series 41 General partner	Series 41	Series 42 Limited partners	Series 42 General partner	Series 42	Series 43 Limited partners	Series 43 General partner	Series 43	Series 44 Limited partners	Series 44 General partner	Series 44	Series 45 Limited partners	Series 45 General partner	Series 45	Series 46 Limited partners	Series 46 General partner	Series 46	Limited partners	General partner	Total
Partners' capital (deficit), Beginning balance at Mar. 31, 2022	$ (754,767)	$ 754,767	$ 0	$ (898,231)	$ 898,231	$ 0	$ (2,448,362)	$ 2,448,362	$ 0	$ (224,264)	$ 224,264	$ 0	$ 173,404	$ (173,404)	$ 0	$ 219,815	$ (219,815)	$ 0	$ 313,969	$ (313,969)	$ 0	$ 133,264	$ (133,264)	$ 0	$ 275,140	$ (275,140)	$ 0	$ (2,629,677)	$ (368,630)	$ (2,998,307)	$ (883,119)	$ 883,119	$ 0	$ 353,529	$ (353,529)	$ 0	$ 380,821	$ (380,821)	$ 0	$ 196,294	$ (196,294)	$ 0	$ (2,082,108)	$ (324,455)	$ (2,406,563)	$ 223,088	$ (223,088)	$ 0	$ 148,221	$ (148,221)	$ 0	$ 205,359	$ (205,359)	$ 0	$ 188,889	$ (188,889)	$ 0	$ 196,043	$ (196,043)	$ 0	$ 216,900	$ (216,900)	$ 0	$ (987,713)	$ 987,713	$ 0	$ 216,680	$ (216,680)	$ 0	$ 306,854	$ (306,854)	$ 0	$ 1,427,661	$ (225,426)	$ 1,202,235	$ (488,806)	$ (362,172)	$ (850,978)	$ (1,075,610)	$ (276,260)	$ (1,351,870)	$ (7,296,726)	$ 891,243	$ (6,405,483)
Distributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(2,957,455)	0	(2,957,455)	(513,992)	0	(513,992)	0	0	0	(3,471,447)	0	(3,471,447)
Net Income (Loss)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(65,391)	(661)	(66,052)	0	0	0	0	0	0	0	0	0	0	0	0	(67,542)	(682)	(68,224)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,737,668	17,552	1,755,220	1,351,320	13,650	1,364,970	365,197	3,689	368,886	3,321,252	33,548	3,354,800
Partners' capital (deficit), Ending balance at Mar. 31, 2023	(754,767)	754,767	0	(898,231)	898,231	0	(2,448,362)	2,448,362	0	(224,264)	224,264	0	173,404	(173,404)	0	219,815	(219,815)	0	313,969	(313,969)	0	133,264	(133,264)	0	275,140	(275,140)	0	(2,695,068)	(369,291)	(3,064,359)	(883,119)	883,119	0	353,529	(353,529)	0	380,821	(380,821)	0	196,294	(196,294)	0	(2,149,650)	(325,137)	(2,474,787)	223,088	(223,088)	0	148,221	(148,221)	0	205,359	(205,359)	0	188,889	(188,889)	0	196,043	(196,043)	0	216,900	(216,900)	0	(987,713)	987,713	0	216,680	(216,680)	0	306,854	(306,854)	0	207,874	(207,874)	0	348,522	(348,522)	0	(710,413)	(272,571)	(982,984)	(7,446,921)	924,791	(6,522,130)
Contributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,706,879	2,706,879	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		2,706,879	2,706,879
Net Income (Loss)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	353,905	3,575	357,480	0	0	0	0	0	0	0	0	0	0	0	0	(108,002)	(1,091)	(109,093)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	504,746	5,098	509,844	750,649	7,582	758,231
Partners' capital (deficit), Ending balance at Mar. 31, 2024	$ (754,767)	$ 754,767	$ 0	$ (898,231)	$ 898,231	$ 0	$ (2,448,362)	$ 2,448,362	$ 0	$ (224,264)	$ 224,264	$ 0	$ 173,404	$ (173,404)	$ 0	$ 219,815	$ (219,815)	$ 0	$ 313,969	$ (313,969)	$ 0	$ 133,264	$ (133,264)	$ 0	$ 275,140	$ (275,140)	$ 0	$ (2,341,163)	$ 2,341,163	$ 0	$ (883,119)	$ 883,119	$ 0	$ 353,529	$ (353,529)	$ 0	$ 380,821	$ (380,821)	$ 0	$ 196,294	$ (196,294)	$ 0	$ (2,257,652)	$ (326,228)	$ (2,583,880)	$ 223,088	$ (223,088)	$ 0	$ 148,221	$ (148,221)	$ 0	$ 205,359	$ (205,359)	$ 0	$ 188,889	$ (188,889)	$ 0	$ 196,043	$ (196,043)	$ 0	$ 216,900	$ (216,900)	$ 0	$ (987,713)	$ 987,713	$ 0	$ 216,680	$ (216,680)	$ 0	$ 306,854	$ (306,854)	$ 0	$ 207,874	$ (207,874)	$ 0	$ 348,522	$ (348,522)	$ 0	$ (205,667)	$ (267,473)	$ (473,140)	$ (6,696,272)	$ 3,639,252	$ (3,057,020)